Note 13 - Commitments, Contingencies and Pledged Assets - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Jul. 31, 2026	Oct. 31, 2025	Jul. 31, 2025
Statement Line Items [Line Items]
Credit asset commitments	$ 643,746	$ 635,854	$ 638,813
Loan commitments [member]
Statement Line Items [Line Items]
Credit asset commitments	600,220	589,005	591,162
Letters of credit [member]
Statement Line Items [Line Items]
Credit asset commitments	$ 43,526	$ 46,849	$ 47,651